Consolidated Income Statement - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Income Statement
Interest income	$ 103,431,881	$ 97,659,056	$ 92,049,680
Interest expenses	(60,499,508)	(43,136,686)	(71,744,637)
Net interest income	42,932,373	54,522,370	20,305,043
Net income from financial instruments (NIFFI) at fair value through profit or loss	8,889,470	5,004,594	43,073,281
Result from derecognition of assets measured at amortized cost	254,187	991,715
Exchange rate differences on gold and foreign currency	992,383	1,606,842	(665,941)
Net Income From Financial instruments And Exchange Rate Differences	10,136,040	7,603,151	42,407,340
Net Financial Income	53,068,413	62,125,521	62,712,383
Services Fee Income	16,665,264	17,348,966	17,671,576
Services Fee Expense	(5,080,481)	(5,355,815)	(4,611,197)
Income from insurance activities	2,271,246	2,522,921	2,863,247
Net Service Fee Income	13,856,029	14,516,072	15,923,626
Subtotal	66,924,442	76,641,593	78,636,009
Results from exposure to changes in the purchasing power of money	(7,807,754)	(6,475,891)	(11,013,521)
Other operating income	5,376,874	5,704,765	5,661,877
Loan loss provisions	(8,929,921)	(13,003,712)	(15,898,709)
Net operating income	55,563,641	62,866,755	57,385,656
Personnel expenses	25,591,322	27,436,458	29,106,597
Administration expenses	15,355,579	15,574,998	15,563,088
Depreciation and impairment of non-financial assets	4,225,142	3,633,207	3,729,019
Other operating expenses	11,848,049	9,924,079	13,065,832
(Loss)/ Income before taxes	(1,456,451)	6,298,013	(4,078,880)
Income tax	(279,907)	(1,013,887)	(346,658)
Net (Loss) / income for the year	(1,736,358)	5,284,126	(4,425,538)
Net (Loss) / income for the year attributable to owners of the parent company	(1,734,541)	5,282,780	(4,421,383)
Net income / (loss) for the year attributable to non-controlling interests	(1,817)	1,346	(4,155)
NUMERATOR
Net income / (loss) for the year attributable to owners of the parent company	(1,734,541)	5,282,780	(4,421,383)
Net income attributable to owners of the parent company adjusted by dilution	$ (1,734,541)	$ 5,282,780	$ (4,421,383)
DENOMINATOR
Weighted average of ordinary shares	456,722	456,722	456,722
PLUS: Weighted average of number of ordinary shares issued with dilution effect.	0
Weighted average of number of ordinary shares issued of the period adjusted by dilution effect	456,722	456,722	456,722
Basic Income per share	$ (3.80)	$ 11.57	$ (9.68)
Diluted Income per share	$ (3.80)	$ 11.57	$ (9.68)